Accrued Expenses	6 Months Ended
Jun. 30, 2015
Accrued Expenses [Abstract]
ACCRUED EXPENSES
NOTE 9: ACCRUED EXPENSES
Accrued expenses as of June 30, 2015 and December 31, 2014 consisted of the following:

	June 30, 2015	December 31, 2014
Accrued voyage expenses	$1,273	$559
Accrued loan interest	8,711	8,925
Accrued legal and professional fees	749	777
Total accrued expenses	$10,733	$10,261